SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 674,379	$ 436,145	$ 268,446
Deposit	91,419	88,650	65,659
VAT recoverable		2,780	18,861
Receivable for disposal			28,997
Others	125,369	64,780	4,991
Subtotal	891,167	592,355	386,954
Less: allowance for credit losses	(123,954)	(126,875)
Total of other current assets	$ 767,213	$ 465,480	$ 386,954